Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	December 31, 2025	December 31, 2024
Intangible assets	$290,000	$290,000
Less: accumulated amortization	(63,750)	(27,500)
Total intangible assets, net	$226,250	$262,500

Schedule of Amortization of Intangible Assets

Amortization of intangible assets attributable to future periods as of December 31, 2025 is as follows:

Twelve months ended December 31:
2026	$36,250
2027	36,250
2028	36,250
2029	36,250
2030	36,250
Thereafter	45,000
Total	$226,250